Shareholder Report, Line Graph (Details) - USD ($)			9 Months Ended	12 Months Ended		21 Months Ended	24 Months Ended	33 Months Ended	36 Months Ended	45 Months Ended	48 Months Ended	57 Months Ended	60 Months Ended	69 Months Ended	72 Months Ended	81 Months Ended	84 Months Ended	93 Months Ended	96 Months Ended	105 Months Ended	108 Months Ended	120 Months Ended
	Dec. 04, 2017	Aug. 31, 2016	Aug. 31, 2018	Aug. 31, 2026	Aug. 31, 2017	Aug. 31, 2019	Aug. 31, 2018	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2021	Aug. 31, 2020	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2024	Aug. 31, 2023	Aug. 31, 2025	Aug. 31, 2024	Aug. 31, 2026	Aug. 31, 2025	Aug. 31, 2026
PGIM NATIONAL MUNI FUND - Class A
Account Value [Line Items]
Line Graph and Table Measure Name				Class A with sales charges
Accumulated Value		$ 9,675.21			$ 9,680.66		$ 9,737.22		$ 10,525.49		$ 10,704.95		$ 11,087.67		$ 10,138.11		$ 10,318.26		$ 10,901.17		$ 11,045.59	$ 11,453.20
PGIM NATIONAL MUNI FUND - Class C
Account Value [Line Items]
Line Graph and Table Measure Name				Class C with sales charges
Accumulated Value		10,000.01			9,927.98		9,908.76		10,622.84		10,715.38		11,005.24		9,980.25		10,069.34		10,540.36		10,581.96	10,852.46
PGIM NATIONAL MUNI FUND - Class Z
Account Value [Line Items]
Line Graph and Table Measure Name				Class Z
Accumulated Value		9,999.99			10,024.33		10,110.97		10,946.53		11,161.42		11,589.23		10,629.80		10,838.73		11,488.12		11,669.15	12,120.57
PGIM NATIONAL MUNI FUND - Class R6
Account Value [Line Items]
Line Graph and Table Measure Name				Class R6
Accumulated Value	$ 10,000.00		$ 10,130.74			$ 10,982.62		$ 11,197.67		$ 11,635.01		$ 10,679.35		$ 10,904.93		$ 11,557.98		$ 11,748.35		$ 12,211.32
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg Municipal Bond Index
Accumulated Value	10,000	10,000	10,129.824045143932		10,088.347639308688	11,013.14684830919	10,137.545148245375	11,369.470577560782	11,021.541233237116	11,755.56728781589	11,378.13655775421	10,740.7760015809	11,764.52755668538	10,923.827905240003	10,748.962781383598	11,588.95976319193	10,932.154209936201	11,597.874347623307	11,597.793041319099	12,075.626833757146	11,606.714420579801	12,084.831056790284
Bloomberg 1-15 Year Municipal Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg 1-15 Year Municipal Index
Accumulated Value	$ 10,000	$ 10,000	$ 10,126.050420156913		$ 10,107.55119178761	$ 10,902.391725910718	$ 10,118.85537109244	$ 11,257.918552023924	$ 10,894.645048762844	$ 11,542.986425310712	$ 11,249.91925585368	$ 10,782.482223658588	$ 11,534.784574615269	$ 10,963.154492554046	$ 10,774.820748017346	$ 11,530.058177097933	$ 10,955.364640518716	$ 11,753.39366511303	$ 11,521.865512548751	$ 12,092.436974752167	$ 11,745.042309887087	$ 12,083.844712840339